Notes to the cash flow statements	6 Months Ended
Mar. 31, 2021
Notes to the cash flow statements
Notes to the cash flow statements

Note 16. Notes to the consolidated cash flow statement

	Half Year	Half Year	Half Year	% Mov't
	March	Sept	March	Mar 21 -	Mar 21 -
$m	2021	2020	2020	Sept 20	Mar 20

Reconciliation of net cash provided by/(used in) operating activities to net profit for the period
Net profit for the period	3,445	1,101	1,191	large	189
Adjustments:
Depreciation, amortisation and impairment	1,154	1,489	984	(22)	17
Impairment charges/(benefits)	(240)	1,033	2,338	large	large
Net decrease/(increase) in current and deferred tax	86	(343)	(769)	large	large
(Increase)/decrease in accrued interest receivable	81	157	82	(48)	(1)
(Decrease)/increase in accrued interest payable	(339)	(597)	(663)	(43)	(49)
(Decrease)/increase in provisions	(1,467)	618	1,307	large	large
Other non-cash items	(388)	(749)	56	(48)	large
Cash flows from operating activities before changes in operating assets and liabilities	2,332	2,709	4,526	(14)	(48)
Net (increase)/decrease in derivative financial instruments	(7,030)	(3,115)	4,966	126	large
Net (increase)/decrease in life insurance assets and liabilities	(377)	(134)	(143)	181	164
(Increase)/decrease in other operating assets:
Collateral paid	471	(529)	877	large	(46)
Trading securities and financial assets measured at FVIS	19,890	(16,870)	8,114	large	145
Loans	1,968	18,966	(694)	(90)	large
Other financial assets	428	272	1	57	large
Other assets	(66)	1	69	large	large
(Decrease)/increase in other operating liabilities:
Collateral received	344	(9,996)	8,900	large	(96)
Deposits and other borrowings	(1,610)	16,002	12,908	large	large
Other financial liabilities	3,768	9,190	2,627	(59)	43
Other liabilities	27	(4)	8	large	large
Net cash provided by/(used in) operating activities	20,145	16,492	42,159	22	(52)

Non-cash financing activities

	Half Year	Half Year	Half Year	% Mov't
	March	Sept	March	Mar 21 -	Mar 21 -
$m	2021	2020	2020	Sept 20	Mar 20
Shares issued under the dividend reinvestment plan	401	—	273	—	47
Increase in lease liabilities	144	89	88	62	64

On 4 December 2020, $866 million of Westpac Capital Notes (WCN) 3 were transferred to the WCN 3 nominated party for $100 each pursuant to the WCN 7 reinvestment offer. Those WCN 3 were subsequently redeemed and cancelled by Westpac. On 22 March 2021, the remaining $458 million of WCN 3 were redeemed and cancelled by Westpac for $100 each.

Businesses disposed

There were no businesses disposed of during Half Year March 2021,  Half Year September 2020 and Half Year March 2020.

Restricted cash

Certain of our foreign operations are required to maintain reserves or minimum balances with central banks in their respective countries of operation, totalling $236 million (30 September 2020:  $457 million, 31 March 2020:  $307 million) which are included in cash and balances with central banks. Included in assets held for sale are restricted cash balances with central banks totalling $174 million (30 September 2020: nil, 31 March 2020: nil).